Nov. 01, 2017
Supplement to Prospectus

HC Advisors Shares
Dated November 1, 2017
HC Capital Trust

The date of this Supplement is June 13, 2018

The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (the “Portfolios”): At a meeting held on June 12, 2018, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) (i) approved Portfolio Management Agreements engaging City of London Investment Management Company Limited (“CLIM”), effective June 13, 2018, as an additional Specialist Manager to manage portions of the assets of the Portfolios, which agreements provide for a fee as set forth below (“CLIM Fee”) and (ii) approved, and recommended approval by shareholders of the respective Portfolios, an amendment to CLIM’s Portfolio Management Agreement for each respective Portfolio (the “Proposed Agreements”). The Proposed Agreements provide for an increase in the CLIM Fee pending approval by the shareholders of each Portfolio. A meeting of the shareholders of the Portfolios is scheduled to be held on July 27, 2018 for the purpose of approving the Proposed Agreements. The following material supplements the Prospectus dated November 1, 2017 to incorporate information about CLIM.

1. The following revises and replaces the first paragraph under the Principal Investment Strategies section of The Intermediate Term Municipal Bond Portfolio on page 114:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax so that they will qualify to pay “exempt-interest dividends” (“Municipal Securities”). Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index, currently 2 to 17 years. Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies (“A” or higher by Moodys, or Standard & Poor’s), or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”). Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio is also authorized to invest in securities issued by other investment companies, such as ETFs and closed-end funds, that invest in Municipal Securities. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments.

4. The following revises and replaces the first paragraph under the Principal Investment Strategies section of The Intermediate Term Municipal Bond II Portfolio on page 119:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax, and include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities and are referred to as “ Municipal Securities.” The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index, currently 2 to 17 years. The Portfolio is also authorized to invest in securities issued by other investment companies, such as ETFs and closed-end funds, that invest in Municipal Securities.

The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”) (From the Supplement dated May 15, 2018): The following material supplements the Prospectus dated November 1, 2017 to incorporate information about Parametric Portfolio Associates, LLC (“Parametric”) and the implementation of Parametric’s Tax-Managed Custom Core Strategy for the Portfolios as set forth in the supplement below dated March 14, 2018.

1. The following replaces The Value Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 2 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.13%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.48%

1 Year	$49
3 Years	$154
5 Years	$269
10 Years	$604

2. The following replaces The Growth Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 15 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.18%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.53%

1 Year	$54
3 Years	$170
5 Years	$296
10 Years	$665

3. The following replaces The Small Capitalization-Mid Capitalization Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 29 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.53%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.95%

1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio and The Emerging Markets Portfolio (the “Portfolios”) (From the Supplement dated March 14, 2018): At a meeting held on March 13, 2018, the Board approved, on behalf of the Portfolios, (i) an additional strategy, known as the Tax-Managed Custom Core Strategy (as defined below), to be managed by Parametric Portfolio Associates, LLC (“Parametric”), the Specialist Manager to the Portfolios and (ii) new Portfolio Agreements between the Trust and Parametric on behalf of each Portfolio, that include the compensation arrangements applicable to assets managed according to Parametric’s Tax-Managed Custom Core Strategy. Accordingly, effective March 14, 2018, the Prospectus is supplemented as follows:

2. The following is added before the last paragraph under the Principal Investment Strategies section of The Commodity Returns Strategy Portfolio on page 50:

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is June 13, 2018

The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (the “Portfolios”): At a meeting held on June 12, 2018, the Board of Trustees (the “Board”) for HC Capital Trust (the “Trust”) (i) approved Portfolio Management Agreements engaging City of London Investment Management Company Limited (“CLIM”), effective June 13, 2018, as an additional Specialist Manager to manage portions of the assets of the Portfolios, which agreements provide for a fee as set forth below (“CLIM Fee”) and (ii) approved, and recommended approval by shareholders of the respective Portfolios, an amendment to CLIM’s Portfolio Management Agreement for each respective Portfolio (the “Proposed Agreements”). The Proposed Agreements provide for an increase in the CLIM Fee pending approval by the shareholders of each Portfolio. A meeting of the shareholders of the Portfolios is scheduled to be held on July 27, 2018 for the purpose of approving the Proposed Agreements. The following material supplements the Prospectus dated November 1, 2017 to incorporate information about CLIM.

1. The following revises and replaces the first paragraph under the Principal Investment Strategies section of The Intermediate Term Municipal Bond Portfolio on page 111:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax so that they will qualify to pay “exempt-interest dividends” (“Municipal Securities”). Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index, currently 2 to 17 years. Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies (“A” or higher by Moodys, or Standard & Poor’s), or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category and up to 10% of its assets in high yield securities (“junk bonds”). Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio is also authorized to invest in securities issued by other investment companies, such as ETFs and closed-end funds, that invest in Municipal Securities. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments.

4. The following revises and replaces the first paragraph under the Principal Investment Strategies section of The Intermediate Term Municipal Bond II Portfolio on page 116:

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax, and include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities and are referred to as “ Municipal Securities.” The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index, currently 2 to 17 years. The Portfolio is also authorized to invest in securities issued by other investment companies, such as ETFs and closed-end funds, that invest in Municipal Securities.

The Value Equity Portfolio, The Growth Equity Portfolio and The Small Capitalization-Mid Capitalization Equity Portfolio (the “Portfolios”) (From the Supplement dated May 15, 2018): The following material supplements the Prospectus dated November 1, 2017 to incorporate information about Parametric Portfolio Associates, LLC (“Parametric”) and the implementation of Parametric’s Tax-Managed Custom Core Strategy for the Portfolios as set forth in the supplement below dated March 14, 2018.

1. The following replaces The Value Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 2 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.13%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.23%

1 Year	$24
3 Years	$74
5 Years	$130
10 Years	$293

2. The following replaces The Growth Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 15 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.18%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.28%

1 Year	$29
3 Years	$90
5 Years	$157
10 Years	$356

3. The following replaces The Small Capitalization-Mid Capitalization Equity Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 29 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.53%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.70%

1 Year	$72
3 Years	$224
5 Years	$390
10 Years	$871

The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio and The Emerging Markets Portfolio (the “Portfolios”) (From the Supplement dated March 14, 2018): At a meeting held on March 13, 2018, the Board approved, on behalf of the Portfolios, (i) an additional strategy, known as the Tax-Managed Custom Core Strategy (as defined below), to be managed by Parametric Portfolio Associates, LLC (“Parametric”), the Specialist Manager to the Portfolios and (ii) new Portfolio Agreements between the Trust and Parametric on behalf of each Portfolio, that include the compensation arrangements applicable to assets managed according to Parametric’s Tax-Managed Custom Core Strategy. Accordingly, effective March 14, 2018, the Prospectus is supplemented as follows:

2. The following is added before the last paragraph under the Principal Investment Strategies section of The Commodity Returns Strategy Portfolio on page 50:

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.